Reportable segments (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment revenue, significant segment expenses, operating profit or loss and other financial information

Year Ended December 31, 2025	Nigeria	South Africa	Argentina	United Kingdom	Other	Total
Revenue	$38,541,234	$9,734,927	$98,834	$-	$164,358	$48,539,353

Operating expenses:
General and administrative	159,247	253,292	188,871	9,643,155	229,475	10,474,040
Salaries, benefits, contractor costs	1,390,893	1,628,107	481,044	15,852,967	2,408,688	21,761,699
Marketing and commissions	38,450,947	10,020,960	87,879	437,458	127,283	49,124,527
Travel	247,606	2,427	95	737,981	(34)	988,075
Professional fees	112,082	4,658	448,094	1,892,675	234,312	2,691,821
Product and technology development	-	8,774	30,255	4,332,454	14,622	4,386,105
Depreciation and amortization	-	-	-	2,717,640	-	2,717,640
Total operating expenses	40,360,775	11,918,218	1,236,238	35,614,330	3,014,343	92,143,904
Net loss from operations	(1,819,541)	(2,183,291)	(1,137,404)	(35,614,330)	(2,849,988)	(43,604,554)

Other expense:
Interest expense	-	6,901	34,403	2,154,175	(5,515)	2,189,964
Loss on Debt Extinguishment	-	-	-	-	-	-
Loss from change in fair-value of convertible Shareholder loans	-	-	-	-	-	-
Stock based Compensation	-	-	-	-	-	-
Other Income	-	-	-	(1,165,544)	-	(1,165,544)
Gain/Loss of investment in subsidiaries	-	-	-	-	-	-
Foreign currency loss/(gain)	(6,001)	(106,832)	1,978,367	(325,494)	67,837	1,607,877
Net loss before income taxes	$(1,813,540)	$(2,083,360)	$(3,150,174)	$(36,277,467)	$(2,912,310)	$(46,236,851)

Income tax benefit (expense)	-	-	-	-	-	$-
Net loss	$(1,813,540)	$(2,083,360)	$(3,150,174)	$(36,277,467)	$(2,912,318)	$(46,236,851)

Year Ended December 31, 2024	Nigeria	South Africa	Argentina	United Kingdom	Other	Total
Revenue	$22,962,513	$4,070,887	$18,820,235	$-	$645,650	$46,499,285

Operating expenses:
General and administrative	24,268	651,136	1,429,648	1,542,840	274,456	3,922,348
Salaries, benefits, contractor costs	532,300	1,707,079	643,458	13,056,513	3,316,906	19,256,255
Marketing and commissions	23,471,054	4,698,161	22,948,625	688,850	1,112,259	52,918,949
Travel	230,141	3,289	16,552	1,673,044	7,573	1,930,599
Professional fees	84,017	20,802	-	1,907,956	99,272	2,112,047
Product and technology development	-	9,010	34,108	3,082,969	-	3,126,087
Depreciation and amortization	-	-	-	1,881,323	-	1,881,323
Total operating expenses	24,341,780	7,089,477	25,072,391	23,833,495	4,810,466	85,147,608
Net loss from operations	(1,379,267)	(3,018,590)	(6,252,156)	(23,833,495)	(4,164,816)	(38,648,323)

Other expense:
Interest expense	(2)	(775)	15	3,104,140	16,676	3,120,054
Loss from change in fair-value of convertible Shareholder loans	-	-	-	4,377,051	-	4,377,051
(Gain) loss from changes in fair value	-	-	-	5,951,087	-	5,951,087
Foreign currency loss	(75)	1,086	(528,443)	991,016	6,636	470,219
Net loss before income taxes	$(1,379,190)	$(3,018,901)	$(5,723,728)	$(38,256,789)	$(4,188,128)	$(52,566,734)

Income tax benefit (expense)	-	-	-	(1,851,038)	-	(1,851,038)
Net loss	$(1,379,190)	$(3,018,901)	$(5,723,728)	$(36,405,751)	$(4,188,128)	$(50,715,696)

Schedule of geographic concentration of the company’s assets

The Company has a significant portion of its operations and net assets outside its home country of the United Kingdom. See the table below for the geographic concentration of the Company’s assets for the years ended December 31, 2025, and 2024.

	2025	2024
United Kingdom
Cash and cash equivalents	$361,678	$648,453
Accounts receivables and other receivables, net	201,715	-
Income taxes receivable	257,040	1,607,754
Other current assets	1,124,836	2,697,852
Property and equipment, net	444,967	593,358
Intangible assets, net	6,730,155	6,168,534
Investment on Joint Venture	134,476	-
Total United Kingdom	$9,254,867	$11,715,951
Nigeria
Cash and cash equivalents	$60,264	$33,458
Accounts receivables and other receivables, net	2,539,143	2,052,086
Other current assets	607,935	35,125
Total Nigeria	$3,207,342	$2,120,669
Argentina
Cash and cash equivalents	$35,878	$49,740
Accounts receivables and other receivables, net	18,584	2,975,215
Other current assets	73,887	6,818
Total Argentina	$128,349	$3,031,773
South Africa
Cash and cash equivalents	$15,401	$109
Accounts receivables and other receivables, net	11,500	500,114
Other current assets	6,903	2,915
Total South Africa	$33,804	$503,138
Other
Cash and cash equivalents	$5,761	$100,911
Accounts receivables and other receivables, net	501	1,411
Income taxes receivable	264	50,075
Other current assets	23,144	36,115
Total Other	$29,670	$188,512
Total Assets	$12,654,032	$17,560,043